CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 569,298	$ 1,989,419
Accounts receivable		74,310
Accounts receivable, related party	177,519	163,366
Grants and other receivables	150,000
Prepaid expenses	62,300	2,667
Total current assets	959,117	2,229,762
Oil and natural gas properties, net	79,695,928	45,663,470
Other assets	80,179	25,000
TOTAL ASSETS	80,735,224	47,918,232
Current liabilities:
Accounts payable	3,891,649	2,828,326
Accounts payable - Meta	2,573,724
Note payable - Meta	20,000,000	12,500,000
Notes payable, related party	2,000,000
Accrued interest payable	1,571,336	208,889
Total current liabilities	30,036,709	15,537,215
Asset retirement obligations	246,866	21,937
Total liabilities	30,283,575	15,559,152
Stockholder’s equity:
Preferred stock, par value $0.0001; 50,000,000 shares authorized; 0 issued and outstanding
Common stock, par value $0.0001; 500,000,000 shares authorized; 165,472,241 issued and outstanding	16,547
Additional paid-in capital	51,345,640	100,546,596
Accumulated deficit	(910,538)	(68,187,516)
Total stockholders’ equity	50,451,649	32,359,080
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 80,735,224	$ 47,918,232